Group statement of comprehensive income £ in Millions	12 Months Ended
Mar. 31, 2019 GBP (£)
Statement Of Comprehensive Income [Abstract]
Profit for the year	£ 2,347
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation	(2,102)
Tax on pension remeasurements	384
Items that have been or may be reclassified to the income statement
Exchange differences on translation of foreign operations	64
Fair value movements on assets at fair value through other comprehensive income	3
Movements in relation to cash flow hedges:
net fair value gains (losses)	176
recognised in income and expense	(18)
Tax on components of other comprehensive income that have been or may be reclassified	(41)
Other comprehensive income (loss) for the year, net of tax	(1,534)
Total comprehensive income (loss) for the year	£ 813